PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	5 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 339	$ 1,098	$ 1,378